DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt (gross)	$ 2,434,900	$ 2,003,506
Subtotal (excluding lessor VIE loans)	1,346,496	966,553
Deferred finance charges	(24,053)	(26,308)
Total debt	2,410,847	1,977,198
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)	65,600	72,900
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt (gross)	52,083	57,292
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt (gross)	119,125	0
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Total debt (gross)	525,000	250,000
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Total debt (gross)	0	101,280
Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Total debt (gross)	96,975	107,749
Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Total debt (gross)	98,474	109,415
Secured Debt | Golar Glacier Facility
Debt Instrument [Line Items]
Total debt (gross)	161,876	169,526
Secured Debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt (gross)	162,566	170,566
Secured Debt | Golar Kelvin Facility
Debt Instrument [Line Items]
Total debt (gross)	182,540	182,540
Secured Debt | Golar Ice Facility
Debt Instrument [Line Items]
Total debt (gross)	134,954	152,056
Secured Debt | Golar Tundra Facility
Debt Instrument [Line Items]
Total debt (gross)	198,613	205,145
Secured Debt | Golar Seal CCBFL VIE Loan Facility
Debt Instrument [Line Items]
Total debt (gross)	143,849	157,120
Secured Debt | Golar Crystal
Debt Instrument [Line Items]
Total debt (gross)	104,006	0
Convertible Debt | 2017 Convertible bonds
Debt Instrument [Line Items]
Total debt (gross)	340,173	0
Convertible Debt | 2012 Convertible bonds
Debt Instrument [Line Items]
Total debt (gross)	0	218,851
Shareholder Notes Payable | Keppel Shareholder Loan
Debt Instrument [Line Items]
Total debt (gross)	44,066	44,066
Shareholder Notes Payable | B&V Shareholder Loan
Debt Instrument [Line Items]
Total debt (gross)	$ 5,000	$ 5,000